Loans Receivable, Net (Summary of loans restructured as Troubled Debt Restructurings) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan	Dec. 31, 2013 USD ($) loan
Financing Receivable, Modifications [Line Items]
Financing Receivable Restructured, Number of Contracts | loan	7	2	5
Financing Receivable, Pre Modification Recorded Investment	$ 958,460	$ 186,188	$ 1,442,543
Financing Receivable, Post Modification Recorded Investment	$ 958,460	$ 186,188	$ 1,442,543
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period | loan	2	1	1
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	$ 30,713	$ 66,138	$ 146,267
Residential Real Estate
Financing Receivable, Modifications [Line Items]
Financing Receivable Restructured, Number of Contracts | loan	0
Financing Receivable, Pre Modification Recorded Investment	$ 0
Financing Receivable, Post Modification Recorded Investment	$ 0
Commercial Real Estate 1 [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable Restructured, Number of Contracts | loan	6	2	4
Financing Receivable, Pre Modification Recorded Investment	$ 922,000	$ 186,188	$ 1,409,693
Financing Receivable, Post Modification Recorded Investment	$ 922,000	$ 186,188	$ 1,409,693
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period | loan	2	1	1
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period	$ 30,713	$ 66,138	$ 146,267
Commercial Business
Financing Receivable, Modifications [Line Items]
Financing Receivable Restructured, Number of Contracts | loan			1
Financing Receivable, Pre Modification Recorded Investment			$ 32,850
Financing Receivable, Post Modification Recorded Investment			$ 32,850
Consumer Loans
Financing Receivable, Modifications [Line Items]
Financing Receivable Restructured, Number of Contracts | loan	1
Financing Receivable, Pre Modification Recorded Investment	$ 36,460
Financing Receivable, Post Modification Recorded Investment	$ 36,460